Intangible Assets, Net	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:–	INTANGIBLE ASSETS, NET

A. Composition:

	June 30, 2023	December 31, 2022	Weighted average amortization period
	Unaudited	Audited
Cost:
Customer relationship	1,032	1,032	7-8.84
Suppliers relationship*	761	-	8.84
Non-competition	270	270	4

	2,063	1,302
Accumulated amortization and impairments:
Customer relationship	776	758
Suppliers relationship	20	-
Non-competition	93	58

	889	816

Amortized cost	$1,174	$486

B.	Amortization expenses amounting to $73 and $108 were recorded during the period of six months ended June 30, 2023 and the year ended December 31, 2022, respectively.

*	On July 7, 2013, the Company entered into a profit sharing agreement with Proteus Ltd, providing for the joint market and sale of certain products.

On April 2, 2023, Proteus sold to the Company its share in the joint activity in consideration of $723, of which $138 was paid on signing and the rest is paid in monthly installments during a two year period.

Pursuant to the sale agreement, Proteus will gradually phase out its marketing and sale of the products until the end of 2023.

On May 31, 2023, the Company entered into an agreement with Microwave Ltd. for the purchase of its distribution rights for certain products, in consideration of $38, paid at signing.